UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Valiant Capital Management, L.P.

Address:   One Market Street
           Steuart Tower, Suite 2625
           San Francisco, CA 94105


Form 13F File Number: 28-13282


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ralph J. Long, Jr.
Title:  Chief Operating Officer
Phone:  (415) 659-7217

Signature,  Place,  and  Date  of  Signing:

/s/ Ralph J. Long, Jr.             San Francisco, CA                  11/2/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              19

Form 13F Information Table Value Total:  $      779,095
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ ------------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS      CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
------------------------------ ------------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
APPLE INC                      COM                 037833100  120,080   314,905          SOLE                  314,905      0    0
ADOBE SYSTEMS INC              COM                 00724F101   21,617   894,367          SOLE                  894,367      0    0
BAIDU ADR                      Sponsored ADR REP A 056752108   39,134   366,048          SOLE                  366,048      0    0
BROADCOM CORP                  COM                 111320107   49,603 1,490,036          SOLE                1,490,036      0    0
CITRIX SYSTEMS INC             COM                 177376100   29,530   541,529          SOLE                  541,529      0    0
DINEEQUITY                     COM                 254423106   15,582   404,828          SOLE                  404,828      0    0
DIRECTV                        COM                 25490A101   24,559   581,008          SOLE                  581,008      0    0
FOMENTO ECONOMICO MEXICANO SAB Sponsored ADR UNITS 344419106   44,314   683,643          SOLE                  683,643      0    0
GOOGLE INC                     COM                 38259P508   73,804   143,298          SOLE                  143,298      0    0
HEALTH NET INC                 COM                 42222G108   36,831 1,553,405          SOLE                1,553,405      0    0
LIBERTY GLOBAL INC             COM                 530555101   60,102 1,661,186          SOLE                1,661,186      0    0
NORDION INC                    COM                 65563C105   37,536 4,255,796          SOLE                4,255,796      0    0
OPENTABLE                      COM                 68372A104   32,522   706,837          SOLE                  706,837      0    0
SCHWAB CHARLES NEW             COM                 808513105   45,995 4,081,156          SOLE                4,081,156      0    0
SINA CORP                      ORD                 G81477104   29,049   405,656          SOLE                  405,656      0    0
VERMILLIOM INC                 COM                 92407M206      635   243,151          SOLE                  243,151      0    0
VERISIGN INC                   COM                 92343E102   48,328 1,689,193          SOLE                1,689,193      0    0
VISA INC                       COM CL A            92826C839   35,480   413,901          SOLE                  413,901      0    0
YUM BRANDS INC                 COM                 988498101   34,394   696,382          SOLE                  696,382      0    0